ICM FUNDS


                                ICM SERIES TRUST
                               -----------------
                               ISABELLE SMALL CAP
                                   VALUE FUND


                                 Annual Report
                               December 31, 1999

                                  ICM/ISABELLE
                              SMALL CAP VALUE FUND



                               TABLE OF CONTENTS



Shareholder Letter ........................................................    1
Portfolio of Investments ..................................................    6
Statement of Assets and Liabilities .......................................    9
Statement of Operations ...................................................   10
Statements of Changes in Net Assets .......................................   11
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   14
Report of Independent Public Accountants ..................................   19

SHAREHOLDER LETTER



Dear Shareholder:

In our first letter to shareholders, we thanked our investors for their confidence and support: Despite a difficult and trying initial nine-month period, we asserted that the foundation upon which the portfolio was being built was solid and that our efforts would, with patience, be amply rewarded.

I will tell you personally that it was not easy to maintain the course, but that is what we are about, and we did, reporting in our semi-annual correspondence that the first fruits were realized during the first half of 1999. It is then with unusual pleasure that I now report that the bounty continues; performance has steadily improved both relatively and absolutely.

Small capitalization issues, as represented by the Russell 2000 index, also did better during the second half of the year, returning 10.90%, versus 7.87% for the first half, actually surpassing the S&P 500 index which returned 7.71% for the period, against 12.38% for the first six months. Your Fund, after a 21.7% first half increase, posted an additional 27.8% return through December 31, for an overall gain of 49.49% for the year, handily outperforming these benchmarks.





---------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING FEES AND EXPENSES, PLEASE CALL 1-800-472-6114 FOR A PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY. THERE ARE RISKS ASSOCIATED WITH INVESTING IN FUNDS THAT INVEST IN STOCKS OF SMALL COMPANIES. THESE STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN STOCKS OF LARGER COMPANIES. SHARE PRICES AND PERFORMANCE CALCULATIONS ARE BASED UPON INVESTMENT CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. WITHOUT FEE WAIVERS AND EXPENSE REIMBURSEMENT IN EFFECT DURING THE PERIOD, TOTAL RETURN FOR THE FUND WOULD HAVE BEEN LOWER. THE RUSSELL 2000 INDEX, THE MOST RELEVANT BENCHMARK FOR THE FUND, IS AN UNMANAGED INDEX OF STOCKS CONSIDERED REPRESENTATIVE OF THE SMALL CAP MARKET. AN INDIVIDUAL CANNOT INVEST IN THE INDEX. DISTRIBUTORS: AMERIMUTUAL FUND DISTRIBUTORS, INC.

But what was the quality of this performance? An examination reveals several attributes that we hope will become recognized as established characteristics of this mutual fund over time. First, gains were made across a variety of industries and sectors. Here we believe our experience and open-mindedness in the selection of individual stocks favors above average results regardless of what the latest hot sector is or the nature of the market in general. Illustrative of this diversity are some of 1999's `winners':




1.      Apria Healthcare (NASDAQ:APRA); Home HealthCare         +130%
2.      Triton Energy (NYSE:OIL); Oil & Gas Production          +160%
3.      Neurocrine Biosciences (NASDAQ:NBIX); Pharmaceuticals   +260%
4.      Signal Technologies (AMEX:STZ); Electronic Components   +269%
5.      Maverick Tube (NASDAQ:MAVK); Oilfield Tubing            +344%
6.      InterTan (NYSE:ITN); Retail Consumer Electronics        +350%
7.      INSO (NASDAQ:INSO); Computer Software                   +354%
8.      Measurement Specialties (AMEX:MSS);
                Consumer Products                               +377%


Second, by sticking to our knitting: researching carefully, understanding the business, quantifying the value, and buying for the long-term, those same ideas which did not appear to be benefiting early on, are in many cases now `telling their stories', resulting in significant appreciation both individually and collectively, driving the performance of the Fund.

All in all it was a very gratifying year, but in closing, let me reiterate that successful portfolio management is not a sprint, but a marathon. Both hares and tortoises can win, but the key is to understand your investment philosophy, practice it well, and be consistent. As for us, we'll continue plodding along the same old way: We like what we do, we know what we're doing, and we're patient. Each year brings with it a new set of circumstances and therefore challenges. Staying alert to new opportunities, wherever they may arise, and remaining resolute in our investment philosophy, we believe that we will continue to gain advantage for our shareholders over the long-term.



/s/ Warren J. Isabelle
President and Chairman of the Board
February 2000



------------
The views expressed in this report reflect those of the portfolio manager, only through the period of this report as stated on the cover. The manager's views are subject to change at any time based on the market and other conditions.

ICM/ISABELLE SMALL CAP VALUE FUND
INVESTMENT CLASS

ILLUSTRATION OF $10,000 INVESTMENT

The graph below compares the increase in the value of a $10,000 investment in the ICM/Isabelle Small Cap Value Fund with the performance of the Russell 2000 Index. The values and returns for the ICM Isabelle Small Cap Value Fund and the Russell 2000 Index include reinvested dividends.

AVERAGE ANNUAL RETURN FOR THE PERIOD ENDING 12/31/99
ONE YEAR................49.49%
INCEPTION (3/9/1998).... 1.81%


[GRAPH DEPICTED HERE]

                                 ICM/ISABELLE
               RUSSELL 2000    SMALL CAP VALUE FUND
                  INDEX         INVESTMENT CLASS
                  -----         ----------------
  3/9/98       $10,000.00          $10,000.00
 3/31/98        10,420.39           10,000.00
 6/30/98         9,945.17            9,040.00
 9/30/98         7,945.72            6,110.00
12/31/98         9,236.17            6,910.00
 3/31/99         8,630.43            6,690.00
 6/30/99         9,962.68            8,390.00
 9/30/99         9,340.23            8,250.00
12/31/99        11,049.11           10,330.00



*PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

ICM/ISABELLE SMALL CAP VALUE FUND
INSTITUTIONAL CLASS

ILLUSTRATION OF $10,000 INVESTMENT

The graph below compares the increase in the value of a $10,000 investment in the ICM/Isabelle Small Cap Value Fund with the performance of the Russell 2000 Index. The values and returns for the ICM Isabelle Small Cap Value Fund and the Russell 2000 Index include reinvested dividends.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING 12/31/99

ONE YEAR .................... 49.71%
INCEPTION (3/29/1998)........  2.03%


[GRAPH DEPICTED HERE]

                                 ICM/ISABELLE
               RUSSELL 2000    SMALL CAP VALUE FUND
                  INDEX         INVESTMENT CLASS
                  -----         ----------------
3/9/98         $10,000.00          $10,000.00
3/31/98         10,081.88            9,970.00
6/30/98          9,622.10            9,040.00
9/30/98          7,687.59            6,120.00
12/31/98         8,936.13            6,920.00
3/31/99          8,350.07            6,690.00
6/30/99          9,639.04            8,400.00
9/30/99          9,036.81            8,270.00
12/31/99        10,690.17           10,360.00




*PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.


ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
                                                                          MARKET
SHARES                                                                     VALUE
------                                                                     -----
               COMMON STOCKS - 91.08%

               BASIC MATERIALS - 18.51%
 25,400        ACX Technologies, Inc.*                                  $271,462
 17,754        AK Steel Holding Corp.                                    335,107
 23,600        American National Can Group, Inc.                         306,800
  9,800        Cabot Corp.                                               199,675
 16,000        Castle (A.M.) & Co.                                       190,000
 39,500        CK Witco Corp.                                            528,312
 24,000        Commonwealth Industries, Inc.                             312,000
134,600        Crown Vantage Inc.*                                       277,612
 37,400        Hanna (M.A.) Co.                                          409,063
 39,100        Material Sciences Corp.*                                  398,331
                                                                       ---------
                                                                       3,228,362
                                                                       ---------

               CAPITAL GOODS - 19.23%
142,300        Brown & Sharpe Manufacturing Co.*                         302,387
  9,300        Carlisle Companies Inc.                                   334,800
 11,100        Chicago Bridge & Iron Co. NV                              152,625
 44,500        DT Industries, Inc.*                                      350,437
 25,600        ESCO Electronics Corp.                                    297,600
 23,200        Kollmorgen Corp.                                          285,650
 46,200        Magna Tek, Inc.*                                          355,163
 70,200        RTI International Metals, Inc.*                           526,500
 16,800        Sames Corp.                                               259,350
 27,200        TransPro, Inc.                                            175,100
 27,000        Woodhead Industries, Inc.                                 313,875
                                                                       ---------
                                                                       3,353,487
                                                                       ---------

               COMMUNICATION SERVICES - 6.09%
 74,375        Arch Communications Group, Inc.*                          490,410
 78,800        Signal Technology Corp.*                                  571,300
                                                                       ---------
                                                                       1,061,710
                                                                       ---------

               CONSUMER CYCLICALS - 10.17%
 54,900        Acme Electric Corp.*                                      315,675
 29,400        Louisiana-Pacific Corp.                                   418,950
  2,700        McWhorter Technologies, Inc.*                              43,200
 24,100        Measurement Specialties, Inc.*                            503,088
  9,800        Russell Corp.                                             164,150
 12,000        Westaff, Inc.*                                             99,000
 42,700        Wickes Inc.                                               229,513
                                                                       ---------
                                                                       1,773,576
                                                                       ---------




    The accompanying notes are an integral part of the financial statements.



                                       6



ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999

                                                                          MARKET
SHARES                                                                     VALUE
------                                                                     -----
               COMMON STOCKS - CONTINUED

               CONSUMER STAPLES - 4.14%
 27,100        Homeland Holding Corp.*                                  $ 98,237
  6,200        Michael Foods, Inc.                                       152,675
 45,700        WLR Foods, Inc.                                           262,775
133,850        Worldtex, Inc.*                                           209,141
                                                                       ---------
                                                                         722,828
                                                                       ---------

               ENERGY    - 5.84%
 49,000        Bellwether Exploration Co.*                               235,812
 63,800        Key Energy Services, Inc.*                                330,963
 12,200        Plains Resources Inc.*                                    152,500
 14,500        Triton Energy Limited                                     299,063
                                                                       ---------
                                                                       1,018,338
                                                                       ---------

               FINANCIAL SERVICES - 11.00%
 41,000        Ceres Group, Inc.                                         287,000
 65,600        Elite Information Group Inc.                              701,100
 23,100        The First American Financial Corp.                        287,306
 13,900        StanCorp Financial Group, Inc.                            350,106
120,400        Transmedia Network Inc.                                   293,475
                                                                       ---------
                                                                       1,918,987

               HEALTH CARE - 5.97%
 15,600        America Service Group Inc.*                               234,000
 20,100        EPIX Medical, Inc.*                                       201,000
 13,000        I-STAT Corp.*                                             188,500
119,400        Medical Resources, Inc.*                                   67,163
 83,600        Scios Inc.*                                               350,075
                                                                       ---------
                                                                       1,040,738
                                                                       ---------

               TECHNOLOGY - 8.36%
 20,100        Anacomp, Inc.                                             365,569
 16,900        ANSYS, Inc.*                                              185,900
 21,915        CSP Inc.*                                                 167,102
 17,035        GSI Lumonics Inc.*                                        149,056
  2,800        NETRIX Corp.*                                              41,825
 21,800        Pioneer-Standard Electronics, Inc.                        314,738
 25,950        Sypris Solutions, Inc.*                                   233,550
                                                                       ---------
                                                                       1,457,740
                                                                       ---------



    The accompanying notes are an integral part of the financial statements.


                                       7



ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999

                                                                          MARKET
SHARES                                                                     VALUE
------                                                                     -----
               COMMON STOCKS - CONTINUED

               TRANSPORTATION - 1.77%
 21,000        Consolidated Freightways Corp.*                          $166,687
  8,500        Yellow Corp.*                                             142,906
                                                                   -------------
                                                                         309,593
                                                                   -------------

               TOTAL COMMON STOCKS (COST $15,196,699)                 15,885,359
                                                                   -------------

               SHORT TERM INVESTMENTS (COST $1,270,555) - 7.29%
               Fifth Third Treasury Cash Reserves                      1,270,555
                                                                   -------------

               TOTAL INVESTMENTS (COST $16,467,254)** - 98.37%        17,155,914
               CASH AND OTHER ASSETS NET OF LIABILITIES - 1.63%          285,022
                                                                   -------------
               NET ASSETS - 100.00%                               $   17,440,936
                                                                  ==============


*  Non-income producing security
** Cost for federal income tax purposes is $16,560,861 and net unrealized appreciation consists of:





          Gross unrealized appreciation .....................    $     2,166,528
          Gross unrealized depreciation .....................         (1,571,475)
                                                                   -------------
          Net unrealized appreciation .......................    $       595,053
                                                                  ==============



    The accompanying notes are an integral part of the financial statements.


ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
        Investments in securities at market value
                (identified cost $16,467,254) (Note 1)               $17,155,914
        Receivable for fund shares sold                                  691,322
        Due from advisor (Note 3)                                            919
        Deferred organization costs (Note 1)                              38,416
        Other assets                                                      11,326
                                                                     -----------
                TOTAL ASSETS                                          17,897,897
                                                                     -----------

LIABILITIES:
        Payable for securities purchased                                 412,411
        Accrued expenses                                                  44,550
                                                                     -----------
                TOTAL LIABILITIES                                        456,961
                                                                     -----------

NET ASSETS                                                           $17,440,936
                                                                     ===========

Investment Class Shares (Note 1):
        Net assets (Unlimited shares of $0.001 par beneficial
                interest authorized; 967,017 shares outstanding)     $ 9,993,091
                                                                     ===========

        Net asset value, offering and redemption price
        per Investment Class Share                                   $     10.33
                                                                     ===========

Institutional Class Shares (Note 1):
        Net assets (Unlimited shares of $0.001 par beneficial
                interest authorized; 718,983 shares outstanding)     $ 7,447,845
                                                                     ===========

        Net asset value, offering and redemption price
        per Institutional Class Share                                $     10.36
                                                                     ===========

NET ASSETS CONSIST OF:
        Paid-in capital                                               15,442,968
        Accumulated net investment loss                                        0
        Accumulated net realized gain on investments                   1,309,308
        Net unrealized appreciation on investments                       688,660
                                                                     -----------
                NET ASSETS                                           $17,440,936
                                                                     ===========




    The accompanying notes are an integral part of the financial statements.


ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS


                                                                      FOR THE YEAR
                                                                         ENDED
                                                                    DECEMBER 31, 1999
INVESTMENT INCOME:
    Dividends                                                         $    22,543
    Interest                                                               14,207
                                                                      -----------
TOTAL INCOME                                                               36,750
                                                                      -----------

EXPENSES:
    Investment advisory fees (Note 3)                                      78,006
    Transfer agent fees                                                    57,974
    Professional fees                                                      57,172
    Administration fees                                                     1,247
    Accounting fees                                                        43,802
    Registration fees                                                      26,043
    Custodian fees (Note 3)                                                12,146
    Amortization of organization costs (Note 1)                            12,048
    Distribution fees - Investment Class (Note 4)                           8,582
    Printing expense                                                        6,630
    Trustees fees and expenses                                              6,225
    Insurance expense                                                       2,782
    Miscellaneous fees                                                      1,764
                                                                      -----------
        TOTAL EXPENSES                                                    364,421
            Fees waived and expenses reimbursed by advisor (Note 3)      (221,224)
            Credits allowed by custodian (Note 3)                          (1,438)
                                                                      -----------
NET EXPENSES                                                              141,759
                                                                      -----------
NET INVESTMENT LOSS                                                      (105,009)
                                                                      -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments                                    2,226,890
    Net change in unrealized appreciation of investments                1,687,839
                                                                      -----------
    Net realized and unrealized gain on investments                     3,914,729
                                                                      -----------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                         $ 3,809,720
                                                                      ===========






    The accompanying notes are an integral part of the financial statements.


ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE PERIOD
                                                FOR THE YEAR     MARCH 9, 1998*
                                                   ENDED             THROUGH
                                             DECEMBER 31, 1999   DECEMBER 31, 1998
                                             -----------------   -----------------

OPERATIONS:
    Net investment loss                       $   (105,009)      $   (31,257)
    Net realized gain/(loss) on investments      2,226,890          (812,573)
    Net change in unrealized appreciation/
    (depreciation) of investments                1,687,839          (999,179)
                                                 ---------          --------
        Net increase (decrease) in net
        assets resulting from operations         3,809,720        (1,843,009)
                                                 ---------          --------

CAPITAL SHARE TRANSACTIONS:
    Shares sold:
        Investment Class                         6,998,269         2,144,314
        Institutional Class                      1,782,304         5,500,000
    Shares redeemed:
        Investment Class                          (544,317)         (206,284)
        Institutional Class                           --            (300,061)
                                                 ---------          --------
    Increase in net assets derived from
    capital share transactions (a)               8,236,256         7,137,969
                                                ----------         ---------
        TOTAL INCREASE IN NET ASSETS            12,045,976         5,294,960
                                                ----------         ---------

NET ASSETS:
    Beginning of period                          5,394,960           100,000
                                                ----------         ---------
    End of period (including accumulated
        net investment income of $0
        and $0, respectively)                 $ 17,440,936       $ 5,394,960
                                              ============       ===========

(a) Transactions in capital stock were:
    Shares sold:
        Investment Class                           796,386           270,372
        Institutional Class                        179,609           589,374
    Shares redeemed:
        Investment Class                           (69,667)          (30,074)
        Institutional Class                           --             (50,000)
        Increase in shares outstanding             906,328           779,672
                                              ============       ===========



* Commencement of investment operations for the Investment Class.
  Commencement of operations for the Institutional Class was March 29, 1998.


    The accompanying notes are an integral part of the financial statements.



ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period indicated.

                                                     INVESTMENT       INVESTMENT
                                                       CLASS            CLASS
                                                 -----------------  -----------------
                                                                    FOR THE PERIOD
                                                   FOR THE YEAR     MARCH 9, 1998**
                                                        ENDED          THROUGH
                                                 DECEMBER 31, 1999* DECEMBER 31, 1998
                                                 -----------------  -----------------


NET ASSET VALUE, BEGINNING OF PERIOD               $       6.91     $      10.00
                                                   ------------     -------------

    Income From Investment Operations:
    Net investment loss                                   (0.12)           (0.04)
    Net gains/(losses) on investments
        (both realized and unrealized)                     3.54            (3.05)
                                                   ------------     -------------
            TOTAL FROM INVESTMENT
            OPERATIONS                                     3.42            (3.09)
                                                   ------------     -------------

NET ASSET VALUE, END OF PERIOD                     $      10.33     $       6.91
                                                   ------------     -------------

TOTAL RETURN                                              49.49%          (30.90%)

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000s)            $     9,993      $      1,660
    Ratio of expenses to average net assets:
        Before expense reimbursement                      4.79%            8.81%(1)
        After expense reimbursement(2)                    1.95%            1.95%(1)
    Ratio of net investment loss to average net assets:
        Before expense reimbursement                     (4.23%)          (7.99%)(1)
        After expense reimbursement2                     (1.39%)          (1.13%)(1)
    Portfolio turnover rate                              84.30%           21.43%

----------
*    Based on average shares outstanding.
**   Commencement of investment operations.
1    Annualized.
2    Includes custody earnings credits.

    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS


The table below sets forth financial data for one share of capital stock outstanding throughout each period indicated.



                                                     INSTITUTIONAL         INSTITUTIONAL
                                                         CLASS                CLASS
                                                  ------------------     -----------------
                                                                          FOR THE PERIOD
                                                      FOR THE YEAR       MARCH 29, 1998**
                                                         ENDED               THROUGH
                                                   DECEMBER 31, 1999*     DECEMBER 31, 1998
                                                   ------------------     -----------------


Net Asset Value, Beginning of Period                    $  6.92            $  10.00
                                                        --------           ---------

     Income From Investment Operations:
     Net investment loss                                  (0.10)              (0.04)
     Net gains/(losses) on investments
         (both realized and unrealized)                    3.54               (3.04)
                                                        --------           ---------
         Total from investment operations                  3.44               (3.08)
                                                        --------           ---------

Net Asset Value, End of Period                          $  10.36           $   6.92
                                                        --------           ---------

Total Return                                              49.71%             (30.80%)

Ratios/Supplemental Data
     Net assets, end of period (in 000s)                $  7,448           $   3,734
     Ratio of expenses to average net assets:
         Before expense reimbursement                      4.54%               8.56%(1)
         After expense reimbursement(2)                    1.70%               1.70%(1)
     Ratio of net investment loss to average net assets:
         Before expense reimbursement                     (4.14%)             (7.74%)(1)
         After expense reimbursement2                     (1.30%)             (0.88%)(1)
     Portfolio turnover rate                              84.30%              21.43%

----------
*  Based on average shares outstanding.
** Commencement of investment operations.
1  Annualized.
2  Includes custody earnings credits.




    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

NOTE 1- SIGNIFICANT ACCOUNTING POLICIES
ICM/Isabelle Small Cap Value Fund (the "Fund"), a series of ICM Series Trust (the "Trust") was organized as a Massachusetts business trust pursuant to a trust agreement dated November 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers two classes of shares (Investment Class shares and Institutional Class shares), each of which has equal rights as to class and voting privileges. The Investment Class has exclusive voting rights with respect to its distribution plan pursuant to Rule 12b-1 ("12b-1 Plan") and is subject to 12b-1 Plan expenses. The Fund commenced operations on March 9, 1998 (March 29, 1998 for the Institutional Class). The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

    A. SECURITY VALUATION. Investments in securities are valued at the last reported sales price on the national securities exchange or national securities market on which such securities are primarily traded, on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost plus accrued interest, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees.

    B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999 (continued)

    income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

    C. NET ASSET VALUE PER SHARE. Net Asset value per share of each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets, less liabilities attributable to that class, by the number of outstanding shares of that class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

    D. ORGANIZATION COSTS. Organization costs are amortized on a straight line basis over five years from commencement of operations. If any of the original shares are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be decreased by the prorata share of the unamortized organizational costs as of the date of redemption. The prorata share will be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of redemption.

    E. FEDERAL INCOME TAXES. The Trust intends to continue to qualify each year as a regulated investment company by complying with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies including, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist. At December 31, 1999, the Fund reclassified $105,009 from accumulated net investment loss to accumulated undistributed net realized gain on investments. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

    F. INCOME AND EXPENSES. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of that day.

    G. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

    H. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, aggregated $13,379,481 and $6,684,323 respectively, for the year ended December 31, 1999.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999 (continued)


NOTE 3 - INVESTMENT MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS Ironwood Capital Management, LLC ("ICM") serves as the investment advisor for the Fund pursuant to an investment advisory agreement (the "Agreement") dated March 2, 1998. Under the terms of the Agreement, ICM receives a fee from the Fund, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.

Pursuant to the terms of the Agreement, ICM is obligated for as long as the Agreement remains in effect, to limit total Fund expenses, including its investment advisory fee, to 1.95% of the average daily net assets annually for the Investment Class and 1.70% of the average daily net assets annually for the Institutional Class, and to waive such fees and expenses to the extent that they exceed these amounts. For the year ended December 31, 1999, advisory fees of $78,006 were waived by ICM and ICM has agreed to reimburse the Fund $143,245. The unreimbursed balance due from Advisor as of December 31, 1999 was $919. Certain officers and Trustees of the Trust are affiliated persons of ICM.

Effective August 23, 1999, American Data Services, Inc. ("ADS") serves as the administrator, fund accounting agent and transfer agent to the Fund, and AmeriMutual Fund Distributors, Inc., an affiliate of ADS, serves as the Fund's distributor.

For providing administrative services, the Fund pays ADS a fee at the annualized rate of 0.12% of the Fund's average daily net assets; a minimum fee applies. For providing fund accounting services, the Fund pays ADS a fixed monthly fee for average net assets less than $25 million plus out-of-pocket expenses. For providing transfer agent services, the Fund pays ADS a minimum monthly or per account fee plus certain transaction fees. Prior to August 23, 1999, First Data Investor Services Group, Inc., a subsidiary of First Data Corporation, served as the Fund's administrator.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999 (continued)


Fifth Third Bank, as the Fund's custodian, has agreed to compensate the Fund and decrease custody fees for interest on any cash balances left uninvested. For the year ended December 31, 1999, the Fund's custodian expenses were reduced by $1,438.

No officer, trustee or employee of ICM, or ADS, or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or officer of the Trust. The Trust pays each unaffiliated Trustee an annual fee of $2,000 for their services, including their attendance at board and committee meetings. The Trust also reimburses each unaffiliated Trustee for travel and out-of-pocket expenses related to the attendance at such meetings.

NOTE 4 - DISTRIBUTION PLAN
The Trustees of the Fund have adopted a 12b-1 Plan with respect to the Investment Class shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, which permits the Fund to pay certain expenses associated with the distribution of its Investment Class shares. Under the 12b-1 Plan, the Fund compensates the Distributor at a fee calculated at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class shares for distribution expenses borne, or paid to others, by the Distributor. For the year ended December 31, 1999, the Fund incurred $8,582 in the distribution costs for Investment Class shares.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
TO THE SHAREHOLDERS AND BOARD
OF TRUSTEES OF THE
ICM/ISABELLE SMALL CAP VALUE FUND

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD
OF TRUSTEES OF THE
ICM/ISABELLE SMALL CAP VALUE FUND

We have audited the accompanying statement of assets and liabilities of the ICM/Isabelle Small Cap Value Fund, including the schedule of investments, as of December 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ICM/Isabelle Small Cap Value Fund as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.



Arthur Andersen, LLP
Boston, Massachusetts
February 24, 2000

                        IRONWOOD CAPITAL MANAGEMENT, LLC
                                 AND ICM FUNDS

                               THE IRONWOOD TREE
 is a small, hardy tree, which yields a very useful and solid wood. Patiently, these trees remain under the forest canopy until taller neighbors fall.
             Once given the opportunity, the Ironwood grows quickly
      to reach its full potential. We believe this imagery is appropriate for our firm as well as our investment style.

                       IRONWOOD CAPITAL MANAGEMENT, LLC,
        the investment manager of the ICM/Isabelle Small Cap Value Fund, is an independent investment management firm specializing
                     in investing in small company stocks.

                                   ICM Funds
                        C/O American Data Services, Inc.
                                 P.O. Box 5536
                            Hauppauge, NY 11788-0132
                                 1-800-472-6114



--------------------------------------------------------------------------------
There are risks associated with investing in funds of this type that invest in stocks of small-sized companies, which tend to be more volatile and less liquid than stocks of larger companies. Past Fund performance is not indicative of future results.

This information is not authorized for distribution unless accompanied or preceded by a current prospectus.

DISTRIBUTOR: AMERIMUTUAL FUND DISTRIBUTORS, INC.

FOR ACCOUNT INFORMATION AND PRICES, CALL 1-800-472-6114 BETWEEN THE HOURS OF 9:00 A.M. AND 5:00 P.M. (EASTERN TIME), MONDAY THROUGH FRIDAY.